Unaudited Financial Statements (Tables)	6 Months Ended
Jun. 30, 2013
Unaudited Financial Statements [Abstract]
Schedule of changes in accumulated other comprehensive income (loss)
The changes in accumulated other comprehensive income (loss) by component for the six months ended June 30, 2013 are outlined below.

	Gain (loss) on derivative instruments	Net actuarial loss and prior service cost	Total
For the six months ended June 30, 2013:
Balance at December 30, 2012	$(45,651)	$(6,991)	$(52,642)

Other comprehensive income before reclassifications	(396)	—	(396)
Amounts reclassified from accumulated other comprehensive loss	15,076	34	15,110

Net current period other comprehensive income, net of taxes	14,680	34	14,714

Balance at June 30, 2013	$(30,971)	$(6,957)	$(37,928)

Reclassification Out Of Accumulated Other Comprehensive Income (Loss)
The following table presents reclassifications out of accumulated other comprehensive income (loss) for the three and six months ended June 30, 2013.

	Amounts Reclassified from Accumulated Other Comprehensive Loss		Affected Line Item in the Consolidated Statements of Operations and Comprehensive Income (Loss)
	Three Months Ended June 30, 2013	Six Months Ended June 30, 2013
Realized gain on interest rate swap agreements, designated as cash flow hedges	$7,543	$15,076	Interest expense
Amortization of prior service cost	(114)	(228)	(1)
Amortization of unrecognized loss	131	262	(1)

Amounts reclassified from accumulated other comprehensive loss	7,560	15,110	Loss from continuing operations before income taxes
Income tax expense	—	—	Income tax expense

Amounts reclassified from accumulated other comprehensive loss	$7,560	$15,110	Net loss

(1) This accumulated other comprehensive income (loss) component is included in the computation of net periodic benefit cost. See Note 10.